Segment Report - Schedule of Segment Report (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Equity Accounted Joint Venture	$ 233.3	$ 172.0
Share of loss of associates after taxation included in other income	(2.6)	3.1	$ (13.1)
Revenue from the sale of copper	144.1	165.1	169.2
Asanko Gold [member]
Disclosure of operating segments [line items]
Equity Accounted Joint Venture	88.9	89.9
Asanko Gold - impairment	(49.5)
Mining assets [member] | Asanko Gold [member]
Disclosure of operating segments [line items]
Asanko Gold - impairment	49.5
Corporate and other [member] | Other income/cost [member]
Disclosure of operating segments [line items]
Share of loss of associates after taxation included in other income	2.6	3.1	13.1
Corporate related costs	8.3	18.9	31.4
Repurchase of notes, value		1,000.0
Gain loss on repurchase of notes		5.0
Salaries VAT Income	23.9
Asanko [member]
Disclosure of operating segments [line items]
Equity Accounted Joint Venture	$ 88.9	$ 89.9	$ 85.8
South deep [member]
Disclosure of operating segments [line items]
Tax rate included in South Deep	29.00%	29.00%	29.00%